CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2013
CONVERTIBLE DEBT
Schedule of the carrying value of Notes

	2012	2013	2013
	RUR	RUR	$
1.125% Convertible Senior Notes due December 2018	—	19,638	600.0
Unamortized debt discount	—	(3,209)	(98.0)

Total convertible debt	—	16,429	502.0